Note 15 - Commitments (Details Textual) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2014	Sep. 30, 2013	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2014
Corporate Offices [Member]
Lessee, Operating Lease, Renewal Term			5 years
Operating Lease, Annual Rent							$ 359,750
Annual Increase in Operating Lease Rent Expense						3.00%
Corporate Offices [Member] | Scenario, Forecast [Member]
Operating Lease, Annual Rent					$ 416,970
Sales Center [Member]
Lessee, Operating Lease, Term of Contract		3 years 60 days
Lessee, Operating Lease, Renewal Term		5 years
Operating Lease, Annual Rent		$ 53,130
Annual Increase in Operating Lease Rent Expense		3.00%
Security Deposit Forfeited	$ 26,648
Termination Payment of Lease	$ 25,000
Minimum [Member]
Lessee, Operating Lease, Renewal Term				1 year		1 year
Maximum [Member]
Lessee, Operating Lease, Renewal Term				15 years		15 years